UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     December 31, 2008
                                                   -----------------

Check here if Amendment |_| ; Amendment Number:
                                                ----
    This Amendment (Check only one):     |_|   is a restatement.
                                         |_|   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First United Bank & Trust
                  -------------------------------
Address:          19 South Second Street
                  -------------------------------
                  Oakland, Maryland 21550
                  -------------------------------

Form 13F File Number:  28-10455
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eugene D. Helbig, Jr.
                  -------------------------------
Title:            Senior Trust Officer
                  -------------------------------
Phone:            301-533-2360
                  -------------------------------

Signature, Place, and Date of Signing:

/s/ Eugene D. Helbig, Jr.       Oakland, Maryland           02/3/2009
-------------------------       -----------------         -------------
       Signature                   City, State                 Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       0
                                                               -----------

Form 13F Information Table Entry Total:                                 67
                                                               -----------

Form 13F Information Table Value Total:                            $59,965
                                                               -----------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  None


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
                                                     FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                  VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER
        NAME OF ISSUER                CLASS        CUSIP     (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
------------------------------------------------ ----------  --------  -------  ---  ----  -------  --------  -------  ------  ----
ACCENTURE LTD                                    G1150G111      936     28560   SH           SOLE              28560     0      0
INGERSOLL-RAND COMPANY LTD                       G4776G101      219     12655   SH           SOLE              12655     0      0
NABORS INDUSTRIES                                G6359F103      160     13390   SH           SOLE              13390     0      0
AT&T INC                               COM       00206R102      916     32146   SH           SOLE              32146     0      0
ABBOTT LABS                            COM         2824100      407      7635   SH           SOLE               7635     0      0
BB&T CORP COM                                     54937107      317     11557   SH           SOLE              11557     0      0
BP AMOCO P L C                     SPONSORED A    55622104      252      5397   SH           SOLE               5397     0      0
BANK OF AMERICA CORP                              60505104      719     51076   SH           SOLE              51076     0      0
BECTON DICKINSON AND COMPANY                      75887109      340      4970   SH           SOLE               4970     0      0
BRISTOL MYERS SQUIBB CO                COM       110122108      939     40380   SH           SOLE              40380     0      0
CSX CORP                               COM       126408103      308      9500   SH           SOLE               9500     0      0
CHEVRONTEXACO                                    166764100      518      7006   SH           SOLE               7006     0      0
CISCO SYS INC                          COM       17275R102      729     44762   SH           SOLE              44762     0      0
CITIGROUP INC                          COM       172967101      182     27178   SH           SOLE              27178     0      0
COCA COLA CO                           COM       191216100      374      8270   SH           SOLE               8270     0      0
CONOCOPHILLIPS                                   20825C104      293      5655   SH           SOLE               5655     0      0
DUFF & PHELPS UTILS INCOME I           COM       23325P104       92     14887   SH           SOLE              14887     0      0
DANAHER CORP DEL                       COM       235851102     1401     24755   SH           SOLE              24755     0      0
UIT DIAMONDS TR SER 1                            252787106     1736     19833   SH           SOLE              19833     0      0
DISNEY WALT CO                      COM DISNEY   254687106      402     17732   SH           SOLE              17732     0      0
DOMINION NEW RES INC VA NE              W        25746U109     1344     37509   SH           SOLE              37509     0      0
EXELON CORP                                      30161N101      253      4550   SH           SOLE               4550     0      0
EXXON MOBIL CORP                       COM       30231G102     3663     45888   SH           SOLE              45888     0      0
FIRST UNITED CORPORATION                         33741H107     4401    326512   SH           SOLE             323512  3000      0
FLAHERTY & CRUMRINE PFD             CLAY/PREF    338478100       98     12603   SH           SOLE              12603     0      0
GENERAL ELEC CO                        COM       369604103      891     55019   SH           SOLE              55019     0      0
INTERNATIONAL BUSINESS MACHS           COM       459200101     1026     12195   SH           SOLE              12195     0      0
ISHARES MSCI EAFE INDEX FUND                     464287465     1867     41619   SH           SOLE              41619     0      0
ISHARE RUSSELL MID CAP VALUE                     464287473     2409     84723   SH           SOLE              84723     0      0
ISHARE RUSELL MID CAP GROWTH                     464287481     1117     35713   SH           SOLE              35713     0      0
ISHARES RUSSELL 1000 VAL INDEX FD                464287598      606     12230   SH           SOLE              12230     0      0
ISHARES RUSSELL 1000 GROWTH IND
   EX FD                                         464287614     2437     65747   SH           SOLE              65747     0      0
ISHARES RUSSELL 2000 VALUE                       464287630      942     19171   SH           SOLE              19171     0      0
ISHARES TR RUSSELL 2000 GROWTH
   INDEX FD                                      464287648     1051     20674   SH           SOLE              20674     0      0
ISHARES-TECHNOLOGY                               464287721      845     23920   SH           SOLE              23920     0      0
ISHARES - HEALTH                                 464287762      953     17760   SH           SOLE              17760     0      0
JOHNSON & JOHNSON                      COM       478160104     1679     28062   SH           SOLE              28062     0      0
KOHL'S CORP (WISCONSIN)                          500255104      912     25180   SH           SOLE              25180     0      0
L-3 COMMUNICATIONS HLDGS INC           COM       502424104     1272     17245   SH           SOLE              17245     0      0
LOWES COS INC                          COM       548661107      772     35890   SH           SOLE              35890     0      0
M & T BANK CORP                                  55261F104      821     14310   SH           SOLE              14310     0      0
MEADWESTVACO CORP                                583334107      124     11064   SH           SOLE              11064     0      0
METLIFE, INC.                                    59156R108      272      7809   SH           SOLE               7809     0      0
MICROSOFT CORP                         COM       594918104      409     21057   SH           SOLE              21057     0      0
NATIONAL OILWELL VARCO INC                       637071101      246     10082   SH           SOLE              10082     0      0
NUVEEN INSD TAX-FREE ADVANTAGE
   MUN FD                              COM       670657105      139     13333                SOLE              13333     0      0
NUVEEN  QUALITY PFD 8.40 %                       67072C105      119     23620   SH           SOLE              23620     0      0
OCCIDENTAL PETE CORP DEL               COM       674599105      648     10796   SH           SOLE              10796     0      0
PEPSICO INC                            COM       713448108     1641     29955   SH           SOLE              29955     0      0
POWERSHARE QQQ TR                                73935A104     1796     60413   SH           SOLE              60413     0      0
POWERSHARES WATER RESOURCE              P        73935X575      391     27200   SH           SOLE              27200     0      0
POWERSHARES OIL SERVICES                         73935X625      457     40965   SH           SOLE              40965     0      0
PRAXAIR INC                            COM       74005P104      614     10345   SH           SOLE              10345     0      0
PROCTER & GAMBLE CO                    COM       742718109      678     10974   SH           SOLE              10974     0      0
RYDEX ETF TR S&P 500 EQUAL
   WEIGHTED INDEX FD                             78355W106     1412     50822   SH           SOLE              50822     0      0
SPDR TRUST UNIT                                  78462F103     4729     52407   SH           SOLE              52407     0      0
SCHLUMBERGER LTD                       COM       806857108      504     11904   SH           SOLE              11904     0      0
SPDR-BASIC MATERIALS                             81369Y100      304     13392   SH           SOLE              13392     0      0
SPDR - CONSUMER STAPLES                          81369Y308      683     28607   SH           SOLE              28607     0      0
SPDR-ENERGY                                      81369Y506      364      7616   SH           SOLE               7616     0      0
S&P FINANCIAL SELECT SECTOR SPDR
   FUND                                          81369Y605      206     16450   SH           SOLE              16450     0      0
SPDR-INDUSTRIAL                                  81369Y704      491     20979   SH           SOLE              20979     0      0
STATE ST CORP                                    857477103      520     13230   SH           SOLE              13230     0      0
STRYKER CORP                           COM       863667101      579     14485   SH           SOLE              14485     0      0
TARGET CORP                                      87612E106      233      6740   SH           SOLE               6740     0      0
VERIZON COMMUNICATIONS                           92343V104     1521     44889   SH           SOLE              44889     0      0
WAL MART STORES INC                    COM       931142103      286      5108   SH           SOLE               5108     0      0
------------------------------------------------ ----------  --------  -------  ---  ----  -------  -------  -------  ------  ----
GRAND TOTALS                                                  59965   1888106                                1885106  3000      0